Restructuring Charges- Additional Information (Detail) (USD $) In Millions, unless otherwise specified	9 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011 position	Apr. 01, 2014
Streamlining Actions
Restructuring Cost and Reserve [Line Items]
Net additional charges	$ 59
Restructuring Reserve	92	92				125
Net additional charges (net recovery/gain)	184
Operational Efficiency Initiatives 2011
Restructuring Cost and Reserve [Line Items]
Estimated reduction in workforce due to restructuring (positions)					1,500
Restructuring Reserve	28	28	80	92	107
Net additional charges (net recovery/gain)		(7)	45	(2)
Severance | Operational Efficiency Initiatives 2011
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve	28	28	80	92	78
Net additional charges (net recovery/gain)		(7)	45	55
Other | Operational Efficiency Initiatives 2011
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve	0	0	0	0	29
Net additional charges (net recovery/gain)		$ 0	$ 0	$ (57)